Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes
Income Taxes

Note 21 - Income Taxes

Income tax expense for the years ended December 31, 2024 and 2023 was as follows:

	2024	2023
Current income tax expense
Expense for the year	$127.0	$73.0
Global minimum tax	19.8	—
Adjustments in respect of prior years	(1.3)	2.6
Current income tax expense	$145.5	$75.6
Deferred income tax expense
Origination and reversal of temporary differences	$18.5	$22.8
Impact of changes in tax rates	0.1	(0.9)
Change in unrecognized deductible temporary differences	(1.1)	8.1
Impact of Barbados corporate tax reform	49.1	—
Adjustments in respect of prior years	—	(2.9)
Other	(0.3)	(0.5)
Deferred income tax expense	66.3	26.6
Income tax expense	$211.8	$102.2

A reconciliation of the product of net income (loss) before taxes multiplied by the combined Canadian federal and provincial statutory rate to the provision for income taxes as shown in the consolidated statement of income (loss) and comprehensive income (loss) for the years ended December 31, 2024 and 2023, is as follows:

	2024	2023
Net income (loss) before income taxes	$763.9	$(364.2)
Statutory tax rate	26.5%	26.5%
Tax expense (recovery) at statutory rate	$202.4	$(96.5)
Reconciling items
Change in unrecognized deductible temporary differences	$(1.1)	$8.1
Impact of Barbados corporate tax reform	49.1	—
Income not taxable	(0.8)	(5.5)
Differences in foreign statutory tax rates	(58.1)	195.7
Global minimum tax	19.8	—
Differences due to changing future tax rates	0.1	(0.9)
Foreign withholding taxes	0.5	0.6
Adjustments in respect of prior years	(1.3)	(0.3)
Other	1.2	1.0
Income tax expense	$211.8	$102.2

Income tax expense recognized in other comprehensive (loss) income is as follows:

	2024			2023
	Loss		Loss	Income		Income
	before	Tax	after	before	Tax	after
	tax	expense	tax	tax	expense	tax
Gain on changes in the fair value of equity investments at FVTOCI	$46.6	$(6.2)	$40.4	$8.4	$(1.1)	$7.3
Currency translation adjustment	(131.3)	—	(131.3)	34.8	—	34.8
Other comprehensive (loss) income	$(84.7)	$(6.2)	$(90.9)	$43.2	$(1.1)	$42.1
Income tax expense in other comprehensive (loss) income		$(6.2)			$(1.1)

The significant components of deferred income tax assets and liabilities as at December 31, 2024 and 2023 are as follows:

	2024	2023
Deferred income tax assets
Deductible temporary differences relating to
Royalty, stream and working interests	$22.8	$28.7
Non-capital loss carry-forwards	6.4	7.9
Other	1.6	0.4
	$30.8	$37.0

Deferred income tax liabilities
Taxable temporary differences relating to
Royalty, stream and working interests	$233.9	$179.9
Share issue and debt issue costs	0.2	(0.3)
Non-capital loss carry-forwards	(2.6)	(2.8)
Investments	14.7	10.1
Other	(8.2)	(6.8)
	$238.0	$180.1
Deferred income tax liabilities, net	$207.2	$143.1

The movement in net deferred tax liabilities during the years ended December 31, 2024 and 2023 is as follows:

	2024	2023
Balance, beginning of year	$143.1	$113.1
Recognized in net income (loss)	66.3	26.6
Recognized in other comprehensive (loss) income	6.2	1.1
Foreign exchange	(8.4)	2.3
Balance, end of year	$207.2	$143.1

The Company has recognized deferred tax assets in respect of the following non-capital losses as at December 31, 2024 that can be applied against future taxable profit:

Country	Type	Amount	Expiry date
Canada	Non-Capital Losses	$20.2	2031-2039
Chile	Non-Capital Losses	13.6	No expiry
		$33.8

Unrecognized Deferred Tax Assets and Liabilities

The aggregate amount of taxable temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized as at December 31, 2024 is $846.7 million (2023 – $729.0 million). No deferred tax liabilities are recognized on the temporary differences associated with investment in subsidiaries because the Company controls the timing of reversal and it is not probable that they will reverse in the foreseeable future.

The aggregate amount of deductible temporary differences associated with other items, for which deferred tax assets have not been recognized as at December 31, 2024 is $675.0 million (2023 – $679.3 million). No deferred tax asset is recognized in respect of these items because it is not probable that future taxable profits will be available against which the Company can utilize the benefit.

Deductible temporary differences, losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:

	2024	2023
Royalty, stream and working interests - Chile, Barbados	$675.0	$672.8
Tax losses (expiry dates - 2032-2043) - Canada	—	6.5
	$675.0	$679.3

Global Minimum Tax:

On June 20, 2024, the Government of Canada enacted the Global Minimum Tax Act (“GMTA”) which implements key measures of the Organisation for the Economic Co-operation and Development’s (“OECD”) Pillar Two Global Minimum Tax (“GMT”) in Canada. The GMTA includes the introduction of a 15% global minimum tax that applies to large multinational enterprise groups with global consolidated revenues over €750 million. The legislation is effective from January 1, 2024 and as a result, the Company is liable to pay a top-up tax in Canada when the effective tax rate in a jurisdiction which its subsidiary operates in is below the 15% minimum rate.

All entities in the Franco-Nevada group have an effective tax rate of at least 15% for the year ended December 31, 2024, including its subsidiary in Barbados as a result of the new measures enacted by the Government of Barbados as described below. Therefore, no current tax expense was recognized in respect of the GMTA for the year ended December 31, 2024.

The Company has applied the mandatory exception to recognizing and disclosing information about deferred taxes arising from Pillar Two, as provided in IAS 12.

Barbados Corporate Tax Reform:

In May 2024, the Government of Barbados enacted legislation to implement tax measures in response to the OECD Pillar Two GMT initiative. The measures include an increase of the Barbados corporate tax rate to 9% effective January 1, 2024, which resulted in the Company’s subsidiary in Barbados recognizing a deferred tax expense of $49.1 million related to the remeasurement of its deferred tax liability, and an income tax expense of $28.6 million related to its earnings for the year ended December 31, 2024.

The measures also introduce a Qualified Domestic Minimum Top-Up Tax for tax years beginning on or after January 1, 2024, which will top-up the Barbados effective tax rate payable by an entity subject to Pillar Two, to 15%. This resulted in the Company’s subsidiary in Barbados recognizing an additional current tax expense of $19.8 million related to its earnings for the year ended December 31, 2024. This amount is payable on or before June 30, 2026 and accordingly is classified as a non-current liability.

Canada Revenue Agency Audit:

The Company is undergoing an audit by the Canada Revenue Agency of its 2013-2021 taxation years, as referenced in Note 28 (b).